Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt

The fair values and carrying values of the Company’s long-term debt at December 31, 2014 and 2013 are as follows:

December 31 (millions of Canadian dollars)	2014 Carrying Value	2014 Fair Value	2013 Carrying Value	2013 Fair Value
Long-term debt
$500 million of MTN Series 19 notes[1]	—	—	506	506
$250 million of MTN Series 21 notes[1]	252	252	256	256
Other notes and debentures[2]	8,673	10,159	8,295	9,018

	8,925	10,411	9,057	9,780

[1]	The fair value of $500 million of the MTN Series 19 notes and of $250 million of the MTN Series 21 notes subject to hedging is primarily based on changes in the present value of future cash flows due to a change in the yield in the swap market for the related swap (hedged risk).
[2]	The fair value of other notes and debentures, and the portions of the MTN Series 19 notes and the MTN Series 21 notes that are not subject to hedging, represents the market value of the notes and debentures and is based on unadjusted period-end market prices for the same or similar debt of the same remaining maturities.

Summary of Fair Value Hierarchy of Financial Assets and Liabilities

The fair value hierarchy of financial assets and liabilities at December 31, 2014 and 2013 is as follows:

December 31, 2014 (millions of Canadian dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	100	100	100	—	—
Derivative instruments
Fair value hedges – interest-rate swaps	2	2	—	2	—

	102	102	100	2	—

Liabilities:
Bank indebtedness	2	2	2	—	—
Derivative instruments
Undesignated contracts – interest-rate swaps	3	3	—	3	—
Long-term debt	8,925	10,411	—	10,411	—

	8,930	10,416	2	10,414	—

December 31, 2013 (millions of Canadian dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	565	565	565	—	—
Investment	251	251	—	251	—
Derivative instruments
Fair value hedges – interest-rate swaps	12	12	—	12	—

	828	828	565	263	—

Liabilities:
Bank indebtedness	31	31	31	—	—
Long-term debt	9,057	9,780	—	9,780	—

	9,088	9,811	31	9,780	—

Summary of Net Unrealized Loss (Gain) on Hedged Debt and Related Interest Rate Swaps
 The net unrealized loss (gain) on the hedged debt and the related interest-rate swaps for the years ended December 31, 2014 and 2013 are included in financing charges as follows:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Unrealized loss (gain) on hedged debt	(3)	(8)
Unrealized loss (gain) on fair value interest-rate swaps	3	8

Net unrealized loss (gain)	—	—

Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates
Principal repayments, interest payments and related weighted average interest rates are summarized by the number of years to maturity in the following table:

	Long-term Debt Principal Repayments	Interest Payments	Weighted Average Interest Rate
Years to Maturity	(millions of Canadian dollars)	(millions of Canadian dollars)	(%)
1 year	550	419	2.8
2 years	500	393	4.3
3 years	600	381	5.2
4 years	750	350	2.8
5 years	228	327	1.6

	2,628	1,870	3.5
6 – 10 years	900	1,522	3.6
Over 10 years	5,395	4,373	5.4

	8,923	7,765	4.7